BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of borrowing costs [Abstract]
Disclosure of Detailed Information about Borrowings

	US Dollars
Figures in millions	2020	2019	2018

Non-current

Unsecured
Debt carried at amortised cost
Rated bonds - issued July 2012	764	762	761
Semi-annual coupons are paid at 5.125% per annum. The bonds were issued on 30 July 2012, are repayable on 1 August 2022 and are US dollar-based.
Rated bonds - issued April 2010	295	1,003	1,002
Semi-annual coupons are paid at 5.375% per annum on $700m 10-year bonds and at 6.5% per annum on $300m 30-year bonds. The $700m were repaid on 15 April 2020 and the $300m bonds are repayable in April 2040. The bonds are US dollar-based.

Rated bonds - issued October 2020	692	—	—
Semi-annual coupons are paid at 3.75% per annum. The bonds were issued on 1 October 2020, are repayable on 1 October 2030 and are US dollar-based.
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)	—	15	—
The Facility consists of a US dollar based facility with interest charged at a margin of 1.45% above LIBOR and an Australian dollar based facility capped at $500m with a margin of 1.45% above BBSY. The applicable margin is subject to a ratings grid. The facility was issued on 23 October 2018 and is available until 23 October 2023.

Syndicated loan facility (R1.4bn)		—	28
Quarterly interest paid at JIBAR plus 1.65% per annum. The facility was issued on 7 July 2015 and was cancelled on 19 February 2020.The loan is SA rand-based.
Syndicated loan facility (R1bn)		72	35
Quarterly interest paid at JIBAR plus 1.3% per annum. The facility was issued on 3 November 2017. During 2020 the facility was fully repaid and voluntarily cancelled on 11 November 2020. The loan was SA rand-based.

Siguiri revolving credit facilities ($65m)	67	67	—
Interest paid at 8.5% above LIBOR. The facility was issued on 23 August 2016, and is available until 3 May 2022 and is US dollar-based.
Geita revolving credit facility ($150m)	113	114	60
Multi-currency RCF consisting of Tanzanian shilling component which is capped at the equivalent of US$45m. This component bears interest at 12.5%. The remaining USD component of the facility bears interest at LIBOR plus 6.7% The facility matures on 22 June 2021.

Revolving credit facilities ($100m)			103
During 2019 the loans were refinanced and included in the Geita and Siguiri revolving credit facilities.

Secured
Finance leases (1)	—	—	57

	US Dollars
Figures in millions	2020	2019	2018
Other	—	—	4
Total borrowings (note 35)	1,931	2,033	2,050
Current portion of borrowings (note 36)	(142)	(734)	(139)
Total non-current borrowings (note 36)	1,789	1,299	1,911

Amounts falling due
Within one year	142	734	139
Between one and two years	812	110	734
Between two and five years	—	898	860
After five years	977	291	317
(note 35)	1,931	2,033	2,050

(1) The Finance leases have been included in the lease liabilities from 1 January 2019 (refer to note 16).
The table below provides the details of these contracts:

Figures in millions	Carrying value at 31 December 2020	Repayable within one year	Repayable within one to two years
Siguiri revolving credit facility ($65m)	67	2	65
Geita revolving credit facility ($105m) (1)	67	67
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) (2)	—

(1) The Geita RCF consists of a Tanzanian shilling component which is capped at the equivalent of US$45m and this component bears interest at 12.5%. The remaining component bears interest at LIBOR plus 6.7%.

(2) The $1.4bn multi-currency is undrawn at 31 December 2020 and is available until 23 October 2023.

	US Dollars
Figures in millions	2020	2019	2018

Currency
The currencies in which the borrowings are denominated are as follows:
US dollar	1,884	1,893	1,896
Australian dollar	—	21	48
SA rand	—	72	75
Tanzanian shillings	47	47	29
Brazilian real	—	—	2
(notes 35)	1,931	2,033	2,050

Undrawn facilities
Undrawn borrowing facilities as at 31 December are as follows:
Syndicated revolving credit facility (R2.5bn) - SA rand (1)		179	174
Syndicated revolving credit facility (R1.4bn) - SA rand (2)		100	70
FirstRand Bank Limited (R500m; 2019 & 2018: R750m) - SA rand	34	54	52
Revolving credit facility (R1bn) - SA rand(3)		—	35
Multi currency syndicated revolving credit facility ($1.4bn) - US Dollar	1,400	1,379	1,400
Revolving credit facility - $150m	41	40	57
	1,475	1,752	1,788

Change in liabilities arising from financing activities:
Reconciliation of borrowings (excluding lease liabilities) (4):
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:
Opening balance	2,033	2,050	2,268
Proceeds from borrowings	2,226	168	753
Repayment of borrowings	(2,310)	(123)	(967)
Finance costs paid on borrowings	(114)	(122)	(117)
Deferred loan fees	4	(7)	—
Other borrowing fees	(15)
Interest charged to the income statement	115	127	127
Reclassification of finance leases to lease liabilities	—	(60)	—
Translation	(8)	—	(14)
Closing balance	1,931	2,033	2,050

Reconciliation of finance costs paid:
A reconciliation of the finance cost paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	114	122	117
Capitalised finance cost	(17)	(6)	—
Commitment fees, utilisation fees and other borrowing costs	13	12	13
Total finance costs paid	110	128	130

(1) R2.5bn Syndicated loan facility issued December 2017 was cancelled on 23 October 2020.

(2) R1.4bn Syndicated loan facility issued July 2015 was cancelled on 19 February 2020.

(3) R1bn Syndicated loan facility issued November 2017 was cancelled on 11 November 2020.

(4) Refer note 16 for changes in lease liabilities arising from financing activities.